Loans and asset quality	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Loans and asset quality	Loans and asset quality
Loans

The table below provides the details of our loan portfolio.

Loans	Dec. 31,
(in millions)	2020	2019
Domestic:
Commercial	$1,356	$1,442
Commercial real estate	6,056	5,575
Financial institutions	4,495	4,852
Lease financings	431	537
Wealth management loans and mortgages	16,211	16,050
Other residential mortgages	389	494
Overdrafts	651	524
Other	1,823	1,167
Margin loans	13,141	11,907
Total domestic	44,553	42,548
Foreign:
Commercial	73	347
Commercial real estate	—	7
Financial institutions	6,750	7,626
Lease financings	559	576
Wealth management loans and mortgages	146	140
Other (primarily overdrafts)	2,113	2,230
Margin loans	2,275	1,479
Total foreign	11,916	12,405
Total loans (a)	$56,469	$54,953
(a)    Net of unearned income of $274 million at Dec. 31, 2020 and $313 million at Dec. 31, 2019 primarily related to domestic and foreign lease financings.
Our loan portfolio consists of three portfolio segments: commercial, lease financings and mortgages. We manage our portfolio at the class level, which consists of six classes of financing receivables: commercial, commercial real estate, financial institutions, lease financings, wealth management loans and mortgages, and other residential mortgages.

The following tables are presented for each class of financing receivables and provide additional information about our credit risks.
Allowance for credit losses

On Jan. 1, 2020, we adopted ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. See Note 2 for additional information.

Activity in the allowance for credit losses on loans and lending-related commitments is presented below. This does not include activity in the allowance for credit losses related to other financial instruments, including cash and due from banks, interest-bearing deposits with banks, federal funds sold and securities purchased under resale agreements, held-to-maturity securities, available-for-sale securities and accounts receivable.

In prior years, the allowance for loan losses and lending-related commitments was accounted for under ASC 450, Contingencies, to absorb losses inherent in the loan portfolio as of the balance sheet date, also referred to as the incurred loss methodology. Key elements of our incurred loss methodology included a quantitative assessment for higher risk-rated credits, impaired credits and residential mortgage loans, as well as a qualitative assessment based on internal and environmental risk factors. This methodology differed from the estimate of expected credit losses in the current year primarily in that it was based on historical loss experience and did not include an estimate of credit losses using a reasonable and supportable forecast methodology.

Allowance for credit losses activity for the year ended Dec. 31, 2020					Wealth management loans and mortgages		Other residential mortgages	Foreign		Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings					(a)
Balance at Dec. 31, 2019	$60	$76	$20	$3	$20		$13	$24		$216
Impact of adopting ASU 2016-13	(43)	14	(6)	—	(12)		2	(24)		(69)
Balance at Jan. 1, 2020	17	90	14	3	8		15	—		147
Charge-offs	—	—	—	—	—		(1)	—		(1)
Recoveries	—	—	—	—	—		5	—		5
Net recoveries	—	—	—	—	—		4	—		4
Provision (b)	(1)	340	(4)	(1)	—		(6)	—		328
Ending balance (c)	$16	$430	$10	$2	$8		$13	$—		$479
Allowance for:
Loan losses	$6	$324	$6	$2	$7		$13	$—		$358
Lending-related commitments	10	106	4	—	1		—	—		121
Individually evaluated for impairment:
Loan balance	$—	$—	$—	$—	$20	(d)	$—	$—		$20
Allowance for loan losses	—	—	—	—	—		—	—		—
(a)    The allowance related to foreign exposure has been reclassified to financial institutions ($10 million), commercial ($10 million) and lease financings ($4 million).
(b)    Does not include provision for credit losses related to other financial instruments of $8 million for the year ended Dec. 31, 2020.
(c)    Includes $6 million of allowance for credit losses related to foreign loans, primarily financial institutions.
(d)    Includes collateral dependent loans of $20 million with $30 million of collateral at fair value.

The provision in 2020 primarily reflects additional reserves in the commercial real estate portfolio and as a result of the challenging macroeconomic outlook due to the coronavirus pandemic.

Allowance for credit losses activity for the year ended Dec. 31, 2019					Wealth management loans and mortgages	Other residential mortgages	All other		Foreign	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$81	$75	$22	$5	$21	$16	$—		$32	$252
Charge-offs	(12)	—	—	—	(1)	(1)	—		—	(14)
Recoveries	—	—	—	—	—	3	—		—	3
Net (charge-offs) recoveries	(12)	—	—	—	(1)	2	—		—	(11)
Provision	(9)	1	(2)	(2)	—	(5)	—		(8)	(25)
Ending balance	$60	$76	$20	$3	$20	$13	$—		$24	$216
Allowance for:
Loan losses	$11	$57	$5	$3	$18	$13	$—		$15	$122
Lending-related commitments	49	19	15	—	2	—	—		9	94
Individually evaluated for impairment:
Loan balance	$—	$—	$—	$—	$15	$—	$—		$—	$15
Allowance for loan losses	—	—	—	—	—	—	—		—	—
Collectively evaluated for impairment:
Loan balance	$1,442	$5,575	$4,852	$537	$16,035	$494	$13,598	(a)	$12,405	$54,938
Allowance for loan losses	11	57	5	3	18	13	—		15	122
(a)    Includes $524 million of domestic overdrafts, $11,907 million of margin loans and $1,167 million of other loans at Dec. 31, 2019.

Allowance for credit losses activity for the year ended Dec. 31, 2018				Lease financing	Wealth management loans and mortgages	Other residential mortgages	All Other		Foreign	Total
(in millions)	Commercial	Commercial real estate	Financial institutions
Beginning balance	$77	$76	$23	$8	$22	$20	$—		$35	$261
Charge-offs	—	—	—	—	—	(1)	—		—	(1)
Recoveries	—	—	—	—	—	2	—		1	3
Net recoveries	—	—	—	—	—	1	—		1	2
Provision	4	(1)	(1)	(3)	(1)	(5)	—		(4)	(11)
Ending balance	$81	$75	$22	$5	$21	$16	$—		$32	$252
Allowance for:
Loan losses	$24	$56	$7	$5	$18	$16	$—		$20	$146
Unfunded commitments	57	19	15	—	3	—	—		12	106
Individually evaluated for impairment:
Loan balance	$—	$—	$—	$—	$4	$—	$—		$—	$4
Allowance for loan losses	—	—	—	—	—	—	—		—	—
Collectively evaluated for impairment:
Loan balance	$1,949	$4,787	$5,091	$706	$15,839	$594	$16,074	(a)	$11,520	$56,560
Allowance for loan losses	24	56	7	5	18	16	—		20	146
(a)    Includes $1,550 million of domestic overdrafts, $13,343 million of margin loans and $1,181 million of other loans at Dec. 31, 2018.
Nonperforming assets

The table below presents our nonperforming assets.

Nonperforming assets	Dec. 31, 2020			Dec. 31, 2019
	Recorded investment
	With an allowance	Without an allowance
(in millions)			Total
Nonperforming loans:
Other residential mortgages	$57	$—	$57	$62
Wealth management loans and mortgages	10	20	30	24
Commercial real estate	1	—	1	—
Total nonperforming loans	68	20	88	86
Other assets owned	—	1	1	3
Total nonperforming assets	$68	$21	$89	$89

At Dec. 31, 2020, undrawn commitments to borrowers whose loans were classified as nonaccrual or reduced rate were not material.
Past due loans

The table below presents our past due loans.

Past due loans and still accruing interest	Dec. 31, 2020				Dec. 31, 2019
	Days past due			Total past due	Days past due			Total past due
(in millions)	30-59	60-89	≥90		30-59	60-89	≥90
Wealth management loans and mortgages	$54	$1	$—	$55	$22	$5	$—	$27
Commercial real estate	19	16	—	35	6	12	—	18
Financial institutions	11	—	—	11	1	30	—	31
Other residential mortgages	3	1	—	4	8	3	—	11
Total past due loans	$87	$18	$—	$105	$37	$50	$—	$87
Loan modifications

Due to the coronavirus pandemic, there have been two forms of relief provided for classifying loans as TDRs: The Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), the relevant provisions of which were extended by the Consolidated Appropriations Act, 2021, and the Interagency Guidance. See Note 1 for additional details on the CARES Act, Consolidated Appropriations Act of 2021 and Interagency Guidance. Financial institutions may account for eligible loan modifications either under the CARES Act or the Interagency Guidance. The Company has elected to apply both the CARES Act and the Interagency Guidance, as applicable, in providing borrowers with loan modification relief in response to the coronavirus pandemic. We modified loans of $404 million in 2020. Nearly all of the modifications were short-term loan payment forbearances or modified principal and/or interest payments. These loans were primarily residential mortgage and commercial real estate loans. We also modified loans of $56 million in 2020, a majority of which were commercial real estate loans, by providing long-term loan payment modifications and an extension of maturity. We did not identify any of the modifications as TDRs. None of these loans were reported as past due or nonperforming at Dec. 31, 2020. At Dec. 31, 2020, the unpaid principal balance of the loans modified under the CARES Act or Interagency Guidance was $92 million. We modified other residential mortgage loans of $6 million in 2019.
Credit quality indicators

Our credit strategy is to focus on investment-grade clients that are active users of our non-credit services. Each customer is assigned an internal credit rating, which is mapped to an external rating agency grade equivalent, if possible, based upon a number of dimensions, which are continually evaluated and may change over time.
The table below provides information about the credit profile of the loan portfolio by the period of origination.

Credit profile of the loan portfolio							Dec. 31, 2020
							Revolving loans
	Originated, at amortized cost						Amortized cost	Converted to term loans – Amortized cost		Accrued interest receivable
(in millions)	2020	2019	2018	2017	2016	Prior to 2016			Total (a)
Commercial:
Investment grade	$128	$18	$71	$420	$57	$—	$493	$—	$1,187
Non-investment grade	142	—	6	—	—	—	94	—	242
Total commercial	270	18	77	420	57	—	587	—	1,429	$2
Commercial real estate:
Investment grade	778	1,010	458	543	312	346	127	—	3,574
Non-investment grade	285	619	643	159	376	144	229	27	2,482
Total commercial real estate	1,063	1,629	1,101	702	688	490	356	27	6,056	8
Financial institutions:
Investment grade	132	146	47	125	13	156	8,760	—	9,379
Non-investment grade	84	36	—	—	—	—	1,746	—	1,866
Total financial institutions	216	182	47	125	13	156	10,506	—	11,245	12
Wealth management loans and mortgages:
Investment grade	18	85	11	147	59	112	7,786	—	8,218
Non-investment grade	—	—	—	—	—	—	54	—	54
Wealth management mortgages	1,117	1,044	637	1,188	1,515	2,546	38	—	8,085
Total wealth management loans and mortgages	1,135	1,129	648	1,335	1,574	2,658	7,878	—	16,357	27
Lease financings	116	18	14	9	20	813	—	—	990	—
Other residential mortgages	—	—	—	—	—	389	—	—	389	1
Other loans	—	—	—	—	—	—	1,904	—	1,904	1
Margin loans	4,614	—	—	—	—	—	10,802	—	15,416	8
Total loans	$7,414	$2,976	$1,887	$2,591	$2,352	$4,506	$32,033	$27	$53,786	$59
(a)    Excludes overdrafts of $2,683 million. Overdrafts occur on a daily basis primarily in the custody and securities clearance business and are generally repaid within two business days.
Commercial loans

The commercial loan portfolio is divided into investment grade and non-investment grade categories based on the assigned internal credit ratings, which are generally consistent with those of the public rating agencies. Customers with ratings consistent with BBB- (S&P)/Baa3 (Moody’s) or better are considered to be investment grade. Those clients with ratings lower than this threshold are considered to be non-investment grade.

Commercial real estate

Our income-producing commercial real estate facilities are focused on experienced owners and are structured with moderate leverage based on existing cash flows. Our commercial real estate lending activities also include construction and renovation facilities.

Financial institutions

Financial institution exposures are high quality, with 95% of the exposures meeting the investment grade equivalent criteria of our internal credit rating classification at Dec. 31, 2020. In addition, 74% of the financial institutions exposure is secured. For example, securities industry clients and asset managers often borrow against marketable securities held in custody. The exposure to financial institutions is generally short term, with 89% expiring within one year.

Wealth management loans and mortgages

Wealth management non-mortgage loans are not typically rated by external rating agencies. A majority of the wealth management loans are secured by the customers’ investment management accounts or custody accounts. Eligible assets pledged for these loans are typically investment grade fixed-income securities, equities and/or mutual funds. Internal ratings for this portion of the wealth management portfolio, therefore, would equate to investment grade external ratings. Wealth management loans are provided to select customers based on the pledge of other types of assets, including business assets, fixed assets or a modest amount of commercial real estate. For the loans collateralized by other assets, the credit quality of the obligor is carefully analyzed, but we do not consider this portfolio of loans to be investment grade.
Credit quality indicators for wealth management mortgages are not correlated to external ratings. Wealth management mortgages are typically loans to high-net-worth individuals, which are secured primarily by residential property. These loans are primarily interest-only, adjustable rate mortgages with a weighted-average loan-to-value ratio of 62% at origination. Delinquency rate is a key indicator of credit quality in the wealth management portfolio. At Dec. 31, 2020, less than 1% of the mortgages were past due.

At Dec. 31, 2020, the wealth management mortgage portfolio consisted of the following geographic concentrations: California – 22%; New York – 17%; Massachusetts – 10%; Florida – 8%; and other – 43%.

Lease financing

At Dec. 31, 2020, the lease financings portfolio consisted of exposures backed by well-diversified assets, primarily large-ticket transportation equipment and real estate. The largest component of our lease residual value exposure is freight-related rail cars. Assets are both domestic and foreign-based, with primary concentrations in the U.S. and Germany.

Other residential mortgages

The other residential mortgage portfolio primarily consists of 1-4 family residential mortgage loans and totaled $389 million at Dec. 31, 2020 and $494 million at Dec. 31, 2019. These loans are not typically correlated to external ratings. Included in this portfolio at Dec. 31, 2020 were $68 million of mortgage loans purchased in 2005, 2006 and the first quarter of 2007, of which 19% of the serviced loan balance was at least 60 days delinquent.

Overdrafts

Overdrafts primarily relate to custody and securities clearance clients and totaled $2.7 billion at Dec. 31, 2020 and Dec. 31, 2019. Overdrafts occur on a daily basis and are generally repaid within two business days.

Other loans

Other loans primarily include loans to consumers that are fully collateralized with equities, mutual funds and fixed-income securities.
Margin loans

We had $15.4 billion of secured margin loans at Dec. 31, 2020, compared with $13.4 billion at Dec. 31, 2019. Margin loans are collateralized with marketable securities, and borrowers are required to maintain a daily collateral margin in excess of 100% of the value of the loan. We have rarely suffered a loss on these types of loans.

Reverse repurchase agreements

Reverse repurchase agreements at Dec. 31, 2020 were fully secured with high quality collateral. As a result, there was no allowance for credit losses related to these assets at Dec. 31, 2020.